Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Summary of Consideration Transferred for Asset Acquisition

Consideration for the purchase is as follows:

$
Cash	28
Pre-existing investment in Arena Minerals shares and warrants	18,388
Lithium Americas common shares	163,203
Transaction costs	4,186
Consideration given	185,805

Summary of Assets Acquired and Liabilities Received Asset Acquistion

The allocation of the purchase price to the assets acquired and liabilities assumed is based upon estimated fair values at the date of acquisition as set out below:

$
Cash and cash equivalents	4,538
Receivables, prepaids and deposits	902
Property, plant and equipment	55
Exploration and evaluation assets	1,385
Investment in Sal de la Puna Project	182,136
Accounts payable and accrued liabilities	(3,211)
Net assets acquired	185,805

Summary of Joint Arrangement Accounted For Using Equity Method

The Company’s 65% ownership interest in Sal de la Puna is considered to be a joint arrangement and accounted for using the equity method of accounting. Changes in the investment balance are summarized below:

$
Investment in Sal de la Puna, as at December 31, 2022	-
Acquisition of interest in Sal de la Puna	182,136
Share of loss of Sal de la Puna	(866)
Investment in Sal de la Puna, as at December 31, 2023	181,270

Millennial
Disclosure of detailed information about business combination [line items]
Summary of Consideration Transferred for Asset Acquisition	Consideration for the purchase of Millennial was as follows:

$
Cash	105
Lithium Americas common shares	333,812
Transaction costs	25,812
Consideration given	359,729

Summary of Assets Acquired and Liabilities Received Asset Acquistion

The allocation of the purchase price to the assets acquired and liabilities assumed was based upon fair values at the date of acquisition as set out below:

$
Cash and cash equivalents	33,636
Receivables, prepaids and deposits	999
Property, plant and equipment	4,211
Exploration and evaluation assets	338,050
Accounts payable and accrued liabilities	(17,167)
Net assets acquired	359,729